VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

September 28, 2017

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, DC 20549

Re:      Voya Retirement Insurance and Annuity Company

             Variable Annuity Account B

             Initial Registration Statement on Form N-4

             Prospectus Titles: Voya Ascend Annuity and Voya Ascend Advisory Annuity

             File Nos.: 333-__________ and 811-02512

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") and its Variable Annuity Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-4 with respect to the Voya Ascend Annuity and the Voya Ascend Advisory Annuity flexible premium deferred combination variable and fixed annuity contracts (the “Contracts”) offered by the Company through the Account. There are separate prospectuses for the Voya Ascend Annuity and the Voya Ascend Advisory Annuity to reflect differences due to the markets in which they are sold and differences in surrender charges (none for the Voya Ascend Advisory Annuity) and compensation paid in relation to the sale of the Contracts.

The Registration Statement relates only to the variable portion of the Contracts supported by the Account. A separate registration statement pertaining to the index-linked variable annuity portion of the Contracts will be filed on Form S-3 by the Company. Both registration statements will contain identical prospectuses.

Fees

There is no fee required for this filing. The Company and the Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-02512).

The requisite financial statements, fees and charges, Opinion and Consent of Counsel, Consent of Independent Registered Accounting Firm and other exhibits and information will be included in a pre-effective amendment to the Registration Statement.

As counsel to the Company and the Account, I hereby represent that the Company and management of the Company are responsible for the accuracy and adequacy of all disclosures, notwithstanding any review, comment, action or absence of action on the part of the staff of the Securities and Exchange Commission.

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U.S. Securities and Exchange Commission

It is proposed that this Registration Statement become effective on December 11, 2017.

If you have any questions or comments, please call me at 860-580-2824.

Thank you for your consideration.

Sincerely,

/s/J. Neil McMurdie

J. Neil McMurdie

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